FIXED ASSETS-NET (Details) ¥ in Thousands, $ in Thousands		12 Months Ended
	Oct. 26, 2016 CNY (¥)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2017 USD ($)	[1]	Dec. 31, 2016 CNY (¥)	Dec. 31, 2015 CNY (¥)
Disclosure of detailed information about property, plant and equipment [line items]
Opening net book amount		¥ 24,278,032			¥ 24,073,759
Additions due to business combination	¥ 648,890				648,890
Other additions		207,682			649,330
Transfer in from construction-in-progress (Note 7)		1,653,431			1,017,713
Transfer out to construction-in-progress for improvements/modifications (Note 7)		(1,311,646)			(206,386)
Transfer in from construction-in-progress after repair		1,203,378			471,035
Reclassified to leasehold land payments		(403,282)			(715,003)
Disposals		(336,812)			(142,336)	¥ (83,944)
Depreciation charges		(1,662,460)			(1,518,970)	(1,411,742)
Impairment		(11,185)				(80,393)
Closing net book amount		23,617,138	$ 3,629,888		24,278,032	24,073,759
Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Opening net book amount		39,345,882			38,091,107
Closing net book amount		38,554,399			39,345,882	38,091,107
Accumulated depreciation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Opening net book amount		(15,066,688)			(14,016,186)
Closing net book amount		(14,924,925)			(15,066,688)	(14,016,186)
Accumulated impairment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Opening net book amount		(1,162)			(1,162)
Closing net book amount		(12,336)			(1,162)	(1,162)
Buildings [member]
Disclosure of detailed information about property, plant and equipment [line items]
Opening net book amount		4,845,290			4,652,791
Other additions		1,849			6,294
Transfer in from construction-in-progress (Note 7)		345,676			485,087
Transfer out to construction-in-progress for improvements/modifications (Note 7)		(305,208)			(4,743)
Transfer in from construction-in-progress after repair		310,885			10,451
Reclassifications		1,342			(10,141)
Disposals		(15,942)			(946)
Depreciation charges		(332,581)			(293,503)
Closing net book amount		4,851,311			4,845,290	4,652,791
Buildings [member] | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Opening net book amount		7,468,977			6,989,242
Closing net book amount		7,441,605			7,468,977	6,989,242
Buildings [member] | Accumulated depreciation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Opening net book amount		(2,623,687)			(2,336,451)
Closing net book amount		(2,590,294)			(2,623,687)	(2,336,451)
Tracks, bridges and service roads [member]
Disclosure of detailed information about property, plant and equipment [line items]
Opening net book amount		11,700,221			12,634,453
Transfer in from construction-in-progress (Note 7)		179,842			88,128
Transfer in from construction-in-progress after repair					2,088
Reclassifications		7,116			(94)
Reclassified to leasehold land payments		(403,282)			(715,003)
Disposals		(69,516)			(92,586)
Depreciation charges		(216,075)			(216,765)
Closing net book amount		11,198,306			11,700,221	12,634,453
Tracks, bridges and service roads [member] | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Opening net book amount		14,887,093			15,615,264
Closing net book amount		14,588,338			14,887,093	15,615,264
Tracks, bridges and service roads [member] | Accumulated depreciation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Opening net book amount		(3,186,872)			(2,980,811)
Closing net book amount		(3,390,032)			(3,186,872)	(2,980,811)
Locomotives and rolling stock [member]
Disclosure of detailed information about property, plant and equipment [line items]
Opening net book amount		4,855,319			4,069,331
Additions due to business combination					565,493
Other additions		69,311			446,754
Transfer in from construction-in-progress (Note 7)		843,489			36,584
Transfer out to construction-in-progress for improvements/modifications (Note 7)		(987,236)			(189,888)
Transfer in from construction-in-progress after repair		875,497			430,050
Reclassifications		25
Disposals		(234,830)			(42,618)
Depreciation charges		(571,640)			(460,387)
Impairment		(9,865)
Closing net book amount		4,840,070			4,855,319	4,069,331
Locomotives and rolling stock [member] | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Opening net book amount		8,557,841			7,657,021
Closing net book amount		7,903,204			8,557,841	7,657,021
Locomotives and rolling stock [member] | Accumulated depreciation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Opening net book amount		(3,702,522)			(3,587,690)
Closing net book amount		(3,053,269)			(3,702,522)	(3,587,690)
Locomotives and rolling stock [member] | Accumulated impairment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Closing net book amount		(9,865)
Communications and signaling systems [member]
Disclosure of detailed information about property, plant and equipment [line items]
Opening net book amount		492,874			465,967
Additions due to business combination					11,859
Other additions		13,086			42,182
Transfer in from construction-in-progress (Note 7)		80,867			77,808
Transfer out to construction-in-progress for improvements/modifications (Note 7)		(299)			(2,958)
Transfer in from construction-in-progress after repair		299			6,613
Reclassifications					172
Disposals		(744)			(1,621)
Depreciation charges		(115,870)			(107,148)
Closing net book amount		470,213			492,874	465,967
Communications and signaling systems [member] | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Opening net book amount		1,917,478			1,807,311
Closing net book amount		1,993,168			1,917,478	1,807,311
Communications and signaling systems [member] | Accumulated depreciation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Opening net book amount		(1,424,604)			(1,341,344)
Closing net book amount		(1,522,955)			(1,424,604)	(1,341,344)
Other machinery and equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Opening net book amount		2,384,328			2,251,217
Additions due to business combination					71,538
Other additions		123,436			154,100
Transfer in from construction-in-progress (Note 7)		203,557			330,106
Transfer out to construction-in-progress for improvements/modifications (Note 7)		(18,903)			(8,797)
Transfer in from construction-in-progress after repair		16,697			21,833
Reclassifications		(8,483)			10,063
Disposals		(15,780)			(4,565)
Depreciation charges		(426,294)			(441,167)
Impairment		(1,320)
Closing net book amount		2,257,238			2,384,328	2,251,217
Other machinery and equipment [member] | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Opening net book amount		6,514,493			6,022,269
Closing net book amount		6,628,084			6,514,493	6,022,269
Other machinery and equipment [member] | Accumulated depreciation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Opening net book amount		(4,129,003)			(3,769,890)
Closing net book amount		(4,368,375)			(4,129,003)	(3,769,890)
Other machinery and equipment [member] | Accumulated impairment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Opening net book amount		(1,162)			(1,162)
Closing net book amount		¥ (2,471)			¥ (1,162)	¥ (1,162)

[1]	* Translation of amounts from Renminbi (“RMB”) into United States dollars (“US$”) for the convenience of the reader has been made at US$1.00=RMB6.5063, the certified exchange rates for December 29, 2017 as published by the Federal Reserve Board of the United States. No representation is made that the RMB amounts could have been, or could be, converted into US$ at that rate on December 29, 2017 or on any other date.